Document And Entity Information	3 Months Ended
Dec. 31, 2011
Entity Registrant Name	GOLDEN STATE PETRO IOM I A PLC
Entity Central Index Key	0001038460
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011